TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, as supplemented, and to the Summary Prospectuses

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Transamerica Asset Allocation—Conservative VP

Transamerica Asset Allocation—Growth VP

Transamerica Asset Allocation—Moderate Growth VP

Transamerica Asset Allocation—Moderate VP

Transamerica International Moderate Growth VP

Effective on or about June 18, 2012, the following replaces the information in the Prospectus and Summary Prospectuses under the section entitled “Management—Portfolio Manager” relating to Transamerica Asset Allocation—Conservative VP, Transamerica Asset Allocation—Growth VP, Transamerica Asset Allocation—Moderate Growth VP, Transamerica Asset Allocation—Moderate VP, and Transamerica International Moderate Growth VP:

Investment Adviser:	Portfolio Managers:

Transamerica Asset Management, Inc. (“TAM”)	Todd R. Porter, CFA, Lead Portfolio Manager of the portfolio since 2012; Portfolio Construction Consultant of the portfolio from 2002-2005 and Portfolio Manager of the portfolio from 2005-2006 with Morningstar Associates, LLC

Maciej J. Kowara, PhD, CFA, Portfolio Manager since 2012; Member of the Portfolio Management team of the portfolio from 2005-2010 with Morningstar Associates, LLC

Effective on or about June 18, 2012, the following replaces the information in the Prospectus under the section entitled “Shareholder Information—Portfolio Manager(s)” relating to Transamerica Asset Allocation—Conservative VP, Transamerica Asset Allocation—Growth VP, Transamerica Asset Allocation—Moderate Growth VP, Transamerica Asset Allocation—Moderate VP, and Transamerica International Moderate Growth VP:

Name	Adviser	Positions Over Past Five Years
Todd R. Porter, CFA	Transamerica Asset Management, Inc.	Chief Investment Officer—Asset Allocation at TAM since 2012; Chief Investment Officer at Fund Architects, LLC from 2007-2012; Chief Investment Strategist at Morningstar Associates, LLC from 1999-2006; Mutual Fund and Variable Annuity Analyst at Morningstar, Inc. from 1996-1999

Maciej J. Kowara, PhD, CFA	Transamerica Asset Management, Inc.	Portfolio Manager of the portfolio since 2012; Senior Research Consultant at Morningstar IBBOTSON from 2010-2012; Portfolio Manager at Morningstar Associates, LLC from 2004-2010

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Investors Should Retain this Supplement for Future Reference

June 15, 2012